Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Line Items]
Number of segments	3
Value added tax rate	13.00%
Product sales and taxable, percentage	6.00%
VAT rate	1.00%
Currency translation reserve, description	In accordance with the relevant laws and regulations of PRC, the subsidiaries of the Company established in PRC are required to transfer 10% of its annual statutory net profit (after offsetting any prior years’ losses) to the statutory reserve. When the balance of such reserve reaches 50% of the subsidiary’s share capital, any further transfer of its annual statutory net profit is optional. Such reserve may be used to offset accumulated losses or to increase the registered capital of the subsidiary subject to the approval of the relevant authorities. However, except for offsetting prior years’ losses, such statutory reserve must be maintained at a minimum of 25% of the share capital after such usage.
Percentage of annual statutory net profit	10.00%
Percentage of reserve share capital	50.00%
Minimum [Member]
Material Accounting Policies [Line Items]
Percentage of reserve share capital	25.00%